Income taxes - Summary of income (loss) before income taxes, income tax expenses (benefits) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income (loss) before income taxes
Income (loss) from overseas entities	¥ 2,803,492		¥ (17,271,251)	¥ (7,665,988)
Loss from PRC entities	(2,178,681)		(6,507,345)	(41,502,270)
Income (loss) before income taxes	624,811	$ 88,003	(23,778,596)	(49,168,258)
Income tax expenses
Current income tax expenses	235,382		170,091	557,797
Deferred income tax benefits	(145,633)	(20,512)	(166,176)	(391,477)
Total income tax expenses	¥ 89,749	$ 12,641	¥ 3,915	¥ 166,320